General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Summary of General and Administrative Expense

	For the year ended December 31, 2023	For the three months ended December 31, 2022 (transition period)	For the year ended September 30, 2022	For the year ended September 30, 2021
	($)	($)	($)	($)
Corporate administrative costs	3,036	1,366	5,035	2,818
Employee costs	2,824	738	2,998	1,304
Professional fees	2,144	836	8,374	5,158
	8,004	2,940	16,407	9,280
Depreciation	70	29	72	5
Share-based compensation	2,806	1,078	3,146	3,324
	10,880	4,047	19,625	12,609